[DECHERT LLP LETTERHEAD]

December 22, 2015

VIA ELECTRONIC TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	THE HARTFORD MUTUAL FUNDS II, INC., FILE NOS. 002-11387/811-00558

Dear Sir or Madam:

Included herewith for filing on behalf of The Hartford Mutual Funds II, Inc. (the “Company”), pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended (the “Securities Act”), is Post-Effective Amendment No. 130 under the Securities Act to the Company’s Registration Statement on Form N-1A (the “Amendment”).

The Amendment is being filed in connection with the Company’s annual update of its Registration Statement on behalf of the Company’s four separate series (the “Funds”) to make changes to the Funds’ disclosure documents, including certain changes that the Company believes could be construed as material.

No fees are required in connection with this filing. Please contact me at (202) 261-3314 or John V. O’Hanlon at (617) 728-7111 with any comments or questions concerning this Amendment. Thank you in advance for your consideration.

Sincerely,

/s/ Corey F. Rose
Corey F. Rose

cc: John V. O’Hanlon